Non-financial Assets and Liabilities - Summary of Carrying Value of In Process Research and Development Acquired by Product (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	$ 581,330	$ 581,601	$ 583,126
In-process Research and Development Acquired
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	427,779	427,779	$ 427,779
In-process Research and Development Acquired | Cardiovascular Products
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	254,351	254,351
In-process Research and Development Acquired | Intravenous Products
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	70,730	70,730
In-process Research and Development Acquired | MSC Products
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	$ 102,698	$ 102,698